Related Party Transactions (Details) - Schedule of Key Management Personnel Equity Holdings - shares		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Related Party Transactions (Details) - Schedule of Key Management Personnel Equity Holdings [Line Items]
Balance at beginning		18,380,777		18,380,777		18,380,777
Received as Remuneration
Received on Exercise of Options
Net Change Other		3,555,000
Balance at ending		21,935,777		18,380,777		18,380,777
Mr. Geoffrey Kempler [Member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel Equity Holdings [Line Items]
Balance at beginning		18,011,000		18,011,000		18,011,000
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending		18,011,000		18,011,000		18,011,000
Mr. Lawrence Gozlan [Member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel Equity Holdings [Line Items]
Balance at beginning
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending
Mr. Brian Meltzer [Member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel Equity Holdings [Line Items]
Balance at beginning		326,666		326,666		326,666
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending		326,666		326,666		326,666
Mr. Peter Marks [Member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel Equity Holdings [Line Items]
Balance at beginning		43,111		43,111		43,111
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending		43,111		43,111		43,111
Ms.Kathryn Andrews [Member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel Equity Holdings [Line Items]
Balance at beginning
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending
Dr David Stamler [Member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel Equity Holdings [Line Items]
Balance at beginning
Received as Remuneration
Received on Exercise of Options
Net Change Other		3,555,000
Balance at ending		3,555,000
Dr. David Sinclair [Member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel Equity Holdings [Line Items]
Balance at beginning			[1]		[1]
Received as Remuneration					[1]
Received on Exercise of Options					[1]
Net Change Other					[1]
Balance at ending	[1]
Mr. Tristan Edwards [Member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel Equity Holdings [Line Items]
Balance at beginning			[1]		[1]
Received as Remuneration					[1]
Received on Exercise of Options					[1]
Net Change Other					[1]
Balance at ending	[1]

[1]	David Sinclair and Tristan Edwards resigned on January 4, 2022.